Note 8 - Stock-based Compensation - Share-based Payment Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Share-based payment expense	$ 515	$ 449	$ 2,743	$ 510
Research and Development Expense [Member]
Share-based payment expense	152	73	518	124
General and Administrative Expense [Member]
Share-based payment expense	$ 363	$ 376	$ 2,225	$ 386